Auditors' remuneration (Tables)	12 Months Ended
Dec. 31, 2018
Auditors' remuneration [abstract]
Auditors' remuneration

Auditors’ remuneration is included within consultancy, legal and professional fees in administration and general expenses and comprises:

	2018	2017	2016
	£m	£m	£m
Audit of the Barclays Group's annual accounts	8	11	14
Other services:
Audit of the Company's subsidiaries[a]	32	27	27
Other audit related fees[b]	9	8	4
Other services[c]	2	2	4
Total Auditors' remuneration	51	48	49

Notes

  Comprises the fees for the statutory audit of subsidiaries both inside and outside the UK and fees for work performed by associates of KPMG or PwC in respect of the consolidated financial statements of the Company.
  Comprises services in relation to statutory and regulatory filings. These include audit services for the review of the interim financial information under the Listing Rules of the UK listing authority.
  Includes consultation on tax matters, tax advice relating to transactions and other tax planning and advice in 2016.